Business Combination - Summary of Purchase Consideration on Acquisition Date (Details) ¥ in Thousands	Apr. 26, 2019 CNY (¥)
Business Acquisition [Line Items]
Total purchase price consideration	¥ 2,772,317
PRC Subsidiary
Business Acquisition [Line Items]
Cash consideration	2,785,820
Contingent receivable	(13,503)
Total purchase price consideration	¥ 2,772,317